Fair Value Measurement (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Commodity Contract [Member]	Dec. 31, 2012 Commodity Contract [Member]	Jun. 30, 2013 Commodity Contract [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Dec. 31, 2012 Commodity Contract [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Jun. 30, 2013 Commodity Contract [Member] Level 1 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Commodity Contract [Member] Level 1 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2013 Commodity Contract [Member] Level 2 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Commodity Contract [Member] Level 2 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2013 Commodity Contract [Member] Level 3 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Commodity Contract [Member] Level 3 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2013 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Jun. 30, 2013 Interest Rate Swap [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Carrying Reported Amount Fair Value Disclosure [Member]	Jun. 30, 2013 Interest Rate Swap [Member] Level 1 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Level 1 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2013 Interest Rate Swap [Member] Level 2 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Level 2 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2013 Interest Rate Swap [Member] Level 3 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Level 3 [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Derivatives, Fair Value [Line Items]
Transfers out of Level 3, into Level 2	$ 1,000,000
Carrying Amount				1,042,000	969,000									(318,000)	0
Estimated Fair Value		$ 1,042,000	$ 969,000			$ 0	$ 0	$ 1,042,000	$ 969,000	$ 0	$ 0	$ (318,000)	$ 0			$ 0	$ 0	$ (318,000)	$ 0	$ 0	$ 0